Short-term investments - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Schedule Of Available For Sale Securities [Line Items]
Maturities of Time Deposits, Description	the time deposits with original maturities between three months and one year.
Time deposits, Interest income	$ 4.9	$ 0.5
Minimum
Schedule Of Available For Sale Securities [Line Items]
Time deposits, Maturity period	3 months
Maximum
Schedule Of Available For Sale Securities [Line Items]
Time deposits, Maturity period	1 year